RECONCILIATION OF LIABILITIES ARISING FROM FINANCIAL ACTIVITIES (Details) ₽ in Millions	12 Months Ended
Dec. 31, 2017 RUB (₽)
Reconciliation of liabilities arising from financial activities
Liabilities arising from financial activities - beginning of year	₽ 289,560
Financing cash flows	(50,445)
Operating cash flows	(854)
Acquisitions	604
Foreign exchange movement	(8,328)
Currency translation adjustment	(113)
Change in fair value	(120)
Other changes	76,991
Liabilities arising from financial activities - end of year	307,295
Notes
Reconciliation of liabilities arising from financial activities
Liabilities arising from financial activities - beginning of year	78,186
Financing cash flows	32,860
Foreign exchange movement	(2,339)
Other changes	69
Liabilities arising from financial activities - end of year	108,776
Bank and other loans
Reconciliation of liabilities arising from financial activities
Liabilities arising from financial activities - beginning of year	195,088
Financing cash flows	(7,103)
Acquisitions	27
Foreign exchange movement	(5,478)
Currency translation adjustment	(12)
Other changes	415
Liabilities arising from financial activities - end of year	182,937
Finance lease obligations
Reconciliation of liabilities arising from financial activities
Liabilities arising from financial activities - beginning of year	11,046
Financing cash flows	(774)
Operating cash flows	(854)
Foreign exchange movement	(368)
Other changes	2,807
Liabilities arising from financial activities - end of year	11,857
Credit guarantee agreement related to foreign currency hedge
Reconciliation of liabilities arising from financial activities
Liabilities arising from financial activities - beginning of year	2,907
Financing cash flows	(1,766)
Foreign exchange movement	(145)
Liabilities arising from financial activities - end of year	996
Contingent consideration
Reconciliation of liabilities arising from financial activities
Liabilities arising from financial activities - beginning of year	3
Acquisitions	175
Foreign exchange movement	2
Liabilities arising from financial activities - end of year	180
Payables related to repurchase of common stock
Reconciliation of liabilities arising from financial activities
Financing cash flows	(21,896)
Other changes	21,896
Dividends payable
Reconciliation of liabilities arising from financial activities
Liabilities arising from financial activities - beginning of year	87
Financing cash flows	(51,759)
Other changes	51,797
Liabilities arising from financial activities - end of year	125
Payable related to NCI purchase
Reconciliation of liabilities arising from financial activities
Financing cash flows	(7)
Other changes	7
Liability under put option agreement
Reconciliation of liabilities arising from financial activities
Liabilities arising from financial activities - beginning of year	2,243
Acquisitions	402
Currency translation adjustment	(101)
Change in fair value	(120)
Liabilities arising from financial activities - end of year	₽ 2,424